GOODWILL - KEY ASSUMPTIONS USED FOR VALUE-IN-USE CALCULATIONS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Period over which management has projected cash flows	P5Y
Amount by which unit's recoverable amount exceeds its carrying amount	¥ 3,495	¥ 3,937
Maximum [member]
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Period over which management expect Group's business recover from impact of COVID-19 epidemic	2 years
Minimum [member]
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Period over which management expect Group's business recover from impact of COVID-19 epidemic	1 year
Railroad business [member]
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Long-term growth rate (beyond the five-years period)	3.00%	3.00%
Pre-tax discount rate	12.00%	12.00%
Railroad business [member] | Maximum [member]
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Revenue growth rate (within the five-year period)	10.00%	32.00%
Gross margin	7.00%	8.00%
Railroad business [member] | Minimum [member]
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Revenue growth rate (within the five-year period)	6.00%	8.00%
Gross margin	(1.00%)	3.00%